Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	¥ 1,242,133	[1]	¥ 1,078,983	[1]
Recorded investment not requiring an allowance for loan losses	222,085	[1],[2]	230,834	[1],[2]
Total	1,464,218	[1]	1,309,817	[1]
Unpaid principal balance	1,569,289		1,454,132
Related allowance	406,341	[3]	356,840	[3]
Average recorded investment	1,360,258		1,319,138
Interest income recognized	24,330	[4]	23,423	[4]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	944,274	[1]	937,411	[1]
Recorded investment not requiring an allowance for loan losses	217,264	[1],[2]	217,521	[1],[2]
Total	1,161,538	[1]	1,154,932	[1]
Unpaid principal balance	1,263,488		1,296,245
Related allowance	287,288	[3]	294,793	[3]
Average recorded investment	1,139,697		1,184,524
Interest income recognized	19,009	[4]	20,265	[4]
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	325,727	[1]	287,471	[1]
Recorded investment not requiring an allowance for loan losses	10,177	[1],[2]	9,235	[1],[2]
Total	335,904	[1]	296,706	[1]
Unpaid principal balance	365,049		318,736
Related allowance	118,475	[3]	103,601	[3]
Average recorded investment	299,978		301,383
Interest income recognized	5,297	[4]	4,397	[4]
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	189,060	[1]	158,339	[1]
Recorded investment not requiring an allowance for loan losses	59,973	[1],[2]	47,147	[1],[2]
Total	249,033	[1]	205,486	[1]
Unpaid principal balance	269,770		246,189
Related allowance	46,574	[3]	43,770	[3]
Average recorded investment	227,920		232,473
Interest income recognized	2,824	[4]	3,167	[4]
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	77,982	[1]	105,809	[1]
Recorded investment not requiring an allowance for loan losses	12,117	[1],[2]	13,078	[1],[2]
Total	90,099	[1]	118,887	[1]
Unpaid principal balance	106,397		139,842
Related allowance	22,153	[3]	33,233	[3]
Average recorded investment	103,113		117,306
Interest income recognized	1,949	[4]	2,346	[4]
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	160,477	[1]	188,231	[1]
Recorded investment not requiring an allowance for loan losses	12,218	[1],[2]	12,307	[1],[2]
Total	172,695	[1]	200,538	[1]
Unpaid principal balance	189,231		221,300
Related allowance	62,962	[3]	74,235	[3]
Average recorded investment	186,594		190,179
Interest income recognized	3,076	[4]	3,590	[4]
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	55,202	[1]	47,103	[1]
Recorded investment not requiring an allowance for loan losses	3,833	[1],[2]	6,346	[1],[2]
Total	59,035	[1]	53,449	[1]
Unpaid principal balance	61,554		56,814
Related allowance	18,870	[3]	18,720	[3]
Average recorded investment	54,633		55,136
Interest income recognized	1,220	[4]	1,125	[4]
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	13,727	[1]	11,577	[1]
Recorded investment not requiring an allowance for loan losses	56	[1],[2]	56	[1],[2]
Total	13,783	[1]	11,633	[1]
Unpaid principal balance	13,821		12,761
Related allowance	5,007	[3]	5,105	[3]
Average recorded investment	11,950		8,385
Interest income recognized	227	[4]	348	[4]
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	5,224	[1]	3,995	[1]
Recorded investment not requiring an allowance for loan losses	140	[1],[2]	38	[1],[2]
Total	5,364	[1]	4,033	[1]
Unpaid principal balance	5,484		4,137
Related allowance	3,818	[3]	3,668	[3]
Average recorded investment	4,791		3,144
Interest income recognized	73	[4]	55	[4]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	116,875	[1]	134,886	[1]
Recorded investment not requiring an allowance for loan losses	118,750	[1],[2]	129,314	[1],[2]
Total	235,625	[1]	264,200	[1]
Unpaid principal balance	252,182		296,466
Related allowance	9,429	[3]	12,461	[3]
Average recorded investment	250,718		276,518
Interest income recognized	4,343	[4]	5,237	[4]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	297,859	[1]	141,572	[1]
Recorded investment not requiring an allowance for loan losses	4,821	[1],[2]	13,313	[1],[2]
Total	302,680	[1]	154,885	[1]
Unpaid principal balance	305,801		157,887
Related allowance	119,053	[3]	62,047	[3]
Average recorded investment	220,561		134,614
Interest income recognized	¥ 5,321	[4]	¥ 3,158	[4]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million as of March 31, 2013 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.